Significant Accounting Policies	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

(a) Basis of presentation

Statement of Compliance with IFRS

These annual consolidated financial statements are prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), and the interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). These consolidated financial statements are presented on a historical cost basis, except for financial instruments classified as fair value through profit or loss ("FVTPL") or as fair value through other comprehensive income ("FVOCI"), in U.S. dollars. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting,except for cash flow information. The preparation of these consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company's accounting policies.

(b) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries:

Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-23	31-Mar-22	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	100%	Vehicle Transportation
GreenPower Manufacturing WV Inc.	United States	100%	100%	Electric bus manufacturing and distribution
Lion Truck Body Incorporated	United States	100%	100%	Truck body manufacturing
Gerui New Energy Vehicle (Nanjing) Co., Ltd.	China	100%	N/A	Electric bus manufacturing and distribution
EA Green-Power Private Ltd.	India	100%	100%	Electric bus manufacturing and distribution

All intercompany balances, transactions, revenues and expenses are eliminated upon consolidation. Certain information and note disclosures which are considered material to the understanding of the Company's consolidated financial statements are provided below.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

(c) Financial instruments

Classification

IFRS 9 requires a company to classify its financial instruments based on the way they are measured, into one of three categories: Amortized Cost, FVTPL, and FVOCI. In determining the appropriate category for financial assets, a company must consider whether it intends to hold the financial assets and collect the contractual cash flows or to collect the cash flows and sell financial assets (the "business model test") and whether the contractual cash flows of an asset are solely payments of principal and interest (the "SPPI test").

i. Amortized Cost

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest method. Transaction costs are included in the initial fair value measurement of the financial instruments, and the Company incorporates the expected creditloss in financial assets on a forward-looking basis. The Company will, at a minimum, recognize 12 month expected losses in profit or loss, and if a significant increase in credit risk occurs after initial recognition, lifetime expected losses will be recognized.

Subsequent to the initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. Interest, dividends, losses and gains relating to the financial liability are recognized in profit or loss. When the conversion option is exercised, the carrying amount of the liability is recorded as share capital and the equity component of the compound financial instrument is transferred to share capital.

ii. FVTPL

Financial liabilities classified as FVTPL are measured at fair value with unrealized gains and losses recognized through the Consolidated Statements of Operations. The Company did not have any liabilities classified as FVTPL as at March 31, 2023 and March 31, 2022.

Derivative financial assets and liabilities are initially recognized at their fair value on the date the derivative contract is entered into and are subsequently re-measured at their fair value at each reporting period with changes in the fair value recognized in profit and loss. Derivative financial assets and liabilities include warrants purchased or issued by the Company denominated in a currency other than the Company's functional currency. As at March 31, 2023 and March 31, 2022, the Company did not have any derivative financial assets or liabilities.

iii. FVOCI

Certain debt instrument assets must be classified as FVOCI unless the option to FVTPL is taken and the FVOCI classification is an election for equity assets. The Company did not have any debt or equity assets classified as FVOCI as at March 31, 2023 and March 31, 2022.

For debt instruments measured at FVOCI, interest income (calculated using the effective interest method), foreign currency gains or losses and impairment gains or losses are recognized directly in profit or loss. The difference between cumulative fair value gains or losses and the cumulative amounts recognized in profit or loss is recognized in OCI until derecognition, when the amounts in OCI are reclassified to profit or loss. For equity instruments designated as FVOCI only dividend income is recognized in profit or loss with all other gains and losses recognized in OCI and there is no reclassification on derecognition.

Measurement

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest rate method. Transaction costs are included in the initial fair value measurement of the financial instruments.

Impairment

The Company assesses on a forward-looking basis the expected credit loss associated with financial assets measured at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, which is recorded as an allowance for credit losses. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. As at March 31, 2023 the Company recognized an allowance for credit losses of $139,370 (2022 - $44,579) against its accounts receivable (Note 4).

For financial assets that are measured at amortized cost, the Company will, at a minimum, recognize 12 month expected losses in profit or loss, calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate.

Lifetime expected losses will be recognized on assets for which there is a significant increase in credit risk after initial recognition. During the year ended March 31, 2023 the Company recognized an impairment of nil on accounts receivables (2022 - $43,261).

(d) Cash and cash equivalents

Cash and cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less and are subject to an insignificant risk of change in value. As at March 31, 2023 and March 31, 2022 the Company had no cash equivalents.

(e) Revenue recognition

The majority of the Company's contracts have a single performance obligation, which is the delivery and acceptance of goods, including electric vehicles, vehicle parts, and completed truck bodies. The Company recognizes revenue from these contracts with customers when a customer obtains control of the goods or services, and the Company satisfies its performance obligation to customers in exchange for consideration the Company expects to receive, net of discounts and taxes. Revenue for these contracts is allocated to the single performance obligation, which is the transfer and acceptance of the asset, including vehicles, vehicle parts, and completed truck bodies.

The Company has also recognized revenue from a contract under which the Company was reimbursed for certain costs incurred on a project over time. This revenue was recognized over the period earned, in accordance with the terms of the Contract. The Company has also earned vehicle transportation revenue, which is recognized when the transportation is completed. The Company is a lessor under certain lease contracts involving GreenPower all-electric vehicles. The recognition of lease revenue is discussed in note 2. (q).

When the period between the receipt of consideration and revenue recognition is greater than one year, the Company determines whether the financing component is significant to the contract. Where a contract is determined to have a significant financing component, the transaction price is adjusted to reflect the financing. The discount rate used in adjusting the promised amount of consideration is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. This rate is not subsequently adjusted for any other changes over the contract term.

The Company would recognize an asset for the incremental costs of obtaining a contract with a customer if it expects the costs to be recoverable and has determined that such costs meet the requirements to be capitalized. Capitalized contract acquisition costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The Company does not capitalize incremental costs of obtaining contracts if the amortization period is one year or less.

(f) Impairment of long-lived assets

At the end of each reporting period, the Company's assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the Consolidated Statements of Operations for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the Consolidated Statements of Operations.

(g) Foreign currency translation

The consolidated entities and their respective functional currencies are as follows:

Entity	Functional Currency
GreenPower Motor Company Inc. (parent)	U.S. Dollar
GP GreenPower Industries Inc.	Canadian Dollar
GreenPower Motor Company, Inc.	U.S. Dollar
0939181 BC Ltd.	Canadian Dollar
San Joaquin Valley Equipment Leasing, Inc.	U.S. Dollar
0999314 B.C. Ltd.	Canadian Dollar
Electric Vehicle Logistics Inc.	U.S. Dollar
GreenPower Manufacturing WV Inc.	U.S. Dollar
Lion Truck Body Incorporated	U.S. Dollar
EA GreenPower Private Ltd.	U.S. Dollar
Gerui New Energy Vehicle (Nanjing) Co. Ltd.	RMB

Translation to functional currency

Foreign currency transactions are translated into U.S. dollars using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the Consolidated Statements of Operations.

Translation to presentation currency

The results and financial position of those entities with a functional currency different from the presentation currency are translated into the presentation currency as follows:

- assets and liabilities are translated at the closing rate at the date of the Statements of Financial Position;

- income and expenses are translated at average exchange rates; and

- all resulting exchange differences are recognized in accumulated other comprehensive income/loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising on translation of foreign operations are recognized in accumulated other comprehensive income / loss. On disposal of a foreign operation (that is, a disposal of the Company's entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation) all exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified from accumulated other comprehensive income/loss to net income/loss for the period.

(h) Inventory

Vehicle inventory is recorded at the lower of average cost and net realizable value with cost determined by vehicle model in accordance with standard input costs which are reviewed and updated over time based on actual costs. Parts inventory is valued at the lower of cost and net realizable value. WIP inventory is valued based on actual costs incurred to bring the WIP to its current state of completion. The Company's inventory consists of work in process (including electric vehicles and truck bodies), parts, and finished goods. In determining net realizable value for new vehicles, the Company considers the cost, the average age of the vehicles, and recent sales of the same or similar models from inventory. For used vehicles, the Company considers the value of new inventory and compares this to the age and condition of used inventory, as well as sales (including leases) of same or similar used inventory, where available.

(i) Property, plant, and equipment

Property, plant and equipment ("PPE") are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Depreciation is provided at rates calculated to write off the cost of PPE, less their estimated residual value, using the following rates/estimated lives and methods:

Leasehold improvements	Straight line over term of lease or economic life
Computers	3 years, straight line method
EV equipment	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Leased asset	12 years, straight line method
Buses	12 years, straight line method

An item of PPE is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the Consolidated Statements of Operations. Where an item of PPE comprises major components with different useful lives, the components are accounted for as separate items of PPE. Expenditures incurred to replace a component of an item of PPE is accounted for separately, including major inspection and overhaul expenditures are capitalized.

(j) Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti- dilutive. GreenPower's loss per common share, basic and diluted, for the year ended March 31, 2023 was $(0.64), (2022 - $(0.69), 2021 - $(0.43), and excludes stock options (Note 13), and warrants (Note 14) from the calculation of diluted EPS for each period, as their effect would be anti-dilutive.

(k) Share capital

Common shares are classified as equity. Finder's fees and other related share issue costs, such as legal, regulatory, and printing, on the issue of the Company's shares are charged directly to share capital, net of any tax effects.

(l) Income taxes

Income tax expense comprises current and deferred tax. Current and deferred tax are recognized in net income/loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current period and any adjustment to income taxes payable in respect to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits, and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period the Company will reassess deferred tax assets. The Company will recognize a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

(m) Share-based payment transactions

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. The fair value of the equity-settled awards is determined at the date of the grant. In calculating fair value, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the Company. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value is determined by using the Black-Scholes option pricing model. At each financial reporting date, the cumulative expense representing the extent to which the vesting period has expired and management's best estimate of the awards that are ultimately expected to vest is computed. The movement in cumulative expense is recognized in the Consolidated Statements of Operations with a corresponding entry against the related equity settled share-based payments reserve account over the vesting period. No expense is recognized for awards that do not ultimately vest. If the awards expire unexercised, the related amount remains in share-option reserve.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the Consolidated Statements of Operations, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The fair value of stock options granted to non-employees is re-measured at the earlier of each financial reporting or vesting date, and any adjustment is charged or credited to operations upon re-measurement.

(n) Government grants and vouchers

Government vouchers are recognized in revenue when there is reasonable assurance that the voucher will be received and the Company will comply with all required conditions. Those vouchers without specified future performance conditions are recognized in income when the voucher proceeds are receivable.

A grant that imposes specified future performance conditions is recognized in income when those conditions are met. Government grants in the form of forgivable loans, or other forms of government grants or assistance, are evaluated in accordance with IAS 20 and are recognized when there is reasonable assurance that the Company will meet the terms of the government grant or assistance.

(o) Provisions and contingent liabilities

Provisions are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant.

(p)Leases

Definition of a lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application and leases of low value assets as short-term leases. The lease payments associated with these leases are recognized as expenses on a straight-line basis over the lease term.

As a lessee

The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, based on the initial amount of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right of use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readilydetermined, at the Company's incremental borrowing rate.

The ongoing lease liability is measured at amortized cost using the effective interest method. It is re- measured when there is a change in future lease payments, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset. If an arrangement contains non-lease components, the Company applies IFRS 15 to allocate the consideration in the contract.

Amounts due from lessees under finance leases are recorded as finance lease receivables at the amount of the Company's net investment in the leases. Finance lease income is recognized as revenue by allocating the lease income to accounting periods so as to reflect a constant periodic rate of return on the Company's net investment in the lease. The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term, included in Revenue in the consolidated statements of operations and comprehensive loss.

(q) Goodwill and Impairment

The Company is required to test, on an annual basis, whether goodwill has suffered any impairment. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows. During the year, GreenPower acquired Lion Truck Body Inc., and recorded goodwill of $250,832 on the acquisition (Note 21). This goodwill was tested at year-end, and was not supported by the estimated future cash flows of the business, and that the $250,832 of goodwill from the acquisition was impaired and was therefore written off.

(r) Adoption of accounting standards

Certain new accounting standards have been published by the IASB or the IFRS Interpretations Committee that are effective for annual reporting periods beginning on or after January 1, 2022. These changes were reviewed by management and did not cause a change to the Company's financial statements.

(s) Future accounting pronouncements

Certain new accounting standards and interpretations have been published by the IASB that are not mandatory for the March 31, 2023 reporting period, as summarized in the following table:

Mandatorily effective for periods beginning on or after January 1, 2023	Mandatorily effective for periods beginning on or after January 1, 2024
IFRS 17 - Insurance Contracts	IFRS 16 - Leases (liability in a sale and leaseback)
IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 (Disclosure of Accounting Policies)	IAS 1 - Presentation of Financial Statements (classification of liabilities as current or non current)
IAS 8 - Accounting policies, Changes in Accounting Estimates and Errors (Definition of Accounting Estimates)	IAS 1 - Presentation of Financial Statements (Non current liabilities with covenants)
IAS 12 - Income taxes (Deferred tax related to assets and liabilities arising from a single transaction)

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated financial statements.